Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Accrued advertising and marketing expenses	5,850,125	13,485,287	1,899,363
VAT and other tax payable	6,970,790	16,928,603	2,384,344
Payroll payable	2,364,723	3,200,108	450,726
Accounts payable	3,978,818	16,905,439	2,381,081
Others	1,796,267	4,831,962	680,567
	20,960,723	55,351,399	7,796,081